Note 6 - Long-term Debt (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Notes Tables
Schedule of Long-Term Debt Instruments [Table Text Block]
	December 31,	March 31,
	2022	2022
	(unaudited)

Note payable – Alliance Bank (a)	$-	$236,755
Commercial loan – Firstar Bank (b)	-	245,217
Auto loan 1 – Firstar Bank (c)	-	16,839
Auto loan 4 – Ally Bank (d)	-	23,012
Tractor loan 6 – Tab Bank (e)	-	118,332
Total long-term debt	-	640,155
Less: current portion	-	(572,644)
Long-term debt, net of current portion	$-	$67,511

Banner Midstream Corp. [Member]
Notes Tables
Schedule of Long-Term Debt Instruments [Table Text Block]
	March 31, 2022	March 31, 2021

Note payable – Alliance Bank (a)	$236,755	$1,033,117
Commercial loan – Firstar Bank (b)	245,217	625,687
Auto loan 1 – Firstar Bank (c)	16,839	28,547
Auto loan 2 – Firstar Bank (d)	-	38,054
Auto loan 3 – Ally Bank (e)	-	34,319
Auto loan 4 – Ally Bank (f)	23,012	35,392
Auto loan 7 – Ally Bank (g)	-	68,901
Tractor loan 6 – Tab Bank (h)	118,332	179,527
Total long-term debt	640,155	2,043,544
Less: current portion	(572,644)	(1,035,052)
Long-term debt, net of current portion	$67,511	$1,008,492

Schedule of Maturities of Long-Term Debt [Table Text Block]
2023	$572,644
2024	65,085
2025	2,426
$640,155